UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 8.1%
Banco Nacional SA, Preference Shares (a)	42,567,626	$159
BB Seguridade Participacoes SA	595,758	6,527,638
BRF SA	430,434	10,327,528
Itau Unibanco Holding SA, Preference Shares - ADR	2,070,671	25,096,532
Kroton Educacional SA	2,414,894	11,069,858
Suzano Papel e Celulose SA, Preference ‘A’ Shares	4,388,378	17,777,572

		70,799,287
China — 15.2%
Alibaba Group Holding Ltd. - SP ADR (a)	99,168	8,833,885
Anhui Conch Cement Co., Ltd., Class H (b)	3,745,000	12,536,661
Baidu, Inc.- ADR (a)	131,159	28,582,169
Bank of China Ltd., Class H	69,266,200	38,668,442
CITIC Securities Co. Ltd., Class H	1,897,000	6,094,577
Huadian Fuxin Energy Corp., Ltd.	17,952,000	8,460,798
PetroChina Co. Ltd., Class H	6,594,000	7,160,433
Tencent Holdings Ltd.	677,010	11,418,825
ZTE Corp., Class H	5,223,808	11,456,378

		133,212,168
Greece — 0.6%
OPAP SA	429,447	3,629,306
Piraeus Bank SA (a)(b)	3,548,293	2,064,520

		5,693,826
Hong Kong — 8.3%
AIA Group Ltd.	2,495,600	14,486,804
ASM Pacific Technology Ltd.	836,300	7,560,188
China Merchants Holdings International Co. Ltd.	2,770,467	10,181,058
China Overseas Land & Investment Ltd.	3,076,000	8,869,610
Haier Electronics Group Co. Ltd.	4,247,000	11,405,273
Melco Crown Entertainment Ltd. - ADR	545,032	13,080,768
Sands China Ltd.	1,587,200	7,727,039

		73,310,740
India — 8.1%
Axis Bank, Ltd.	1,068,552	10,122,303
Coal India Ltd.	954,891	5,563,452
Dr. Reddy’s Laboratories Ltd. - ADR	31,994	1,614,737
ICICI Bank Ltd. - ADR	1,483,280	17,814,193
ITC Ltd.	1,256,922	7,454,525
Larsen & Toubro Ltd.	253,226	6,930,754
Tata Motors Ltd. - ADR	283,425	13,978,521
Common Stocks	Shares	Value
India (concluded)
Tata Steel Ltd.	1,200,581	$7,557,686

		71,036,171
Indonesia — 2.4%
Astra International Tbk PT	13,789,424	8,490,921
Bank Central Asia Tbk PT	11,976,824	12,575,173

		21,066,094
Ireland — 1.5%
Dragon Oil PLC	1,615,719	13,510,555
Mexico — 5.3%
Cemex SAB de CV (a)	18,496,442	16,424,006
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,138,585	7,527,521
Grupo Financiero Banorte SAB de CV, Series O	1,069,893	5,429,585
Grupo Televisa SAB - ADR (a)	337,129	10,993,776
Kimberly-Clark de Mexico SAB de CV, Class A	2,992,224	5,808,981

		46,183,869
Peru — 2.1%
Credicorp Ltd.	130,702	18,836,772
Philippines — 2.0%
BDO Unibank, Inc. (a)	6,798,080	17,643,348
Russia — 4.5%
Lukoil OAO - ADR	352,645	13,982,700
Magnit OJSC - GDR	227,973	8,668,500
Mail.ru Group Ltd. - GDR (a)	442,542	6,340,416
MMC Norilsk Nickel OJSC - ADR	527,219	8,689,684
NovaTek OAO - GDR	31,286	2,174,738

		39,856,038
South Africa — 4.5%
FirstRand Ltd.	2,313,679	10,296,736
Life Healthcare Group Holdings Ltd.	1,803,799	6,712,738
Mr. Price Group Ltd.	398,323	9,021,989
Sanlam Ltd.	2,264,228	13,571,194

		39,602,657
South Korea — 12.5%
LG Display Co., Ltd.	368,251	12,100,032
NCSoft Corp.	16,443	3,002,765
POSCO	54,920	12,757,650
Samsung Electronics Co. Ltd.	4,366	5,419,946
Samsung Electronics Co. Ltd., Preference Shares	14,504	14,117,395
SK Hynix, Inc.	552,681	23,873,352
SK Telecom Co. Ltd.	85,579	22,427,335

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
South Korea (concluded)
Wonik IPS Co. Ltd. (a)		1,295,908	$15,835,044

			109,533,519
Taiwan — 12.9%
Cathay Financial Holding Co. Ltd.		8,259,650	11,828,075
CTBC Financial Holding Co. Ltd.		14,313,000	9,079,518
Delta Electronics, Inc.		1,839,000	11,232,435
Hon Hai Precision Industry Co. Ltd.		7,516,582	20,625,433
MediaTek, Inc.		1,001,000	15,220,444
Pixart Imaging, Inc.		2,417,000	6,765,989
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		1,675,408	38,048,516

			112,800,410
Thailand — 2.1%
Kasikornbank PCL - NVDR		1,638,100	11,082,798
Siam Commercial Bank PCL - NVDR		1,360,000	7,450,247

			18,533,045
Turkey — 1.8%
Turkiye Garanti Bankasi AS		3,682,740	15,485,138
United Arab Emirates — 0.9%
Emaar Properties PJSC		4,162,619	7,587,167
United States — 3.9%
Cognizant Technology Solutions Corp., Class A (a)		288,608	15,622,351
First Cash Financial Services, Inc. (a)		227,204	11,296,583
Samsonite International SA		2,317,400	7,033,023

			33,951,957
Total Common Stocks — 96.7%			848,642,761

Participation Notes	Par (000)
South Korea — 2.1%
UBS AG (Shinhan Financial Group Co., Ltd. due 2/22/16) (a)	USD	449	18,463,538
			Value
Total Long-Term Investments (Cost — $798,272,947) — 98.8%			$867,106,299

Short-Term Securities

Money Market Funds	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)		39,953,034	39,953,034

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (c)(d)(e)	USD	7,750	7,750,000
Total Money Market Funds — 5.5%			47,703,034

Time Deposits	Par (000)
United States — 0.2%
Brown Brothers Harriman & Co., 0.04%, 2/01/15	ZAR	21,217	1,822,001
Total Short-Term Securities (Cost — $49,525,035) — 5.7%			49,525,035
Total Investments (Cost — $847,797,982*) — 104.5%			916,631,334
Liabilities in Excess of Other Assets — (4.5)%			(39,099,067)

Net Assets — 100.0%			$877,532,267

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$857,351,387

Gross unrealized appreciation			$105,084,450
Gross unrealized depreciation			(45,804,503)

Net unrealized appreciation			$59,279,947

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	43,360,200	(3,407,166)	39,953,034	$5,337
BlackRock Liquidity Series, LLC, Money Market Series	$2,234,028	$5,515,972	$7,750,000	$119,928

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
USD	U.S. Dollar
ZAR	South African Rand

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$70,799,128	—	$159	$70,799,287
China	37,416,054	$95,796,114	—	133,212,168
Greece	—	5,693,826	—	5,693,826
Hong Kong	13,080,768	60,229,972	—	73,310,740
India	38,970,903	32,065,268	—	71,036,171
Indonesia	—	21,066,094	—	21,066,094
Ireland	—	13,510,555	—	13,510,555
Mexico	46,183,869	—	—	46,183,869
Peru	18,836,772	—	—	18,836,772
Philippines	—	17,643,348	—	17,643,348
Russia	4,294,019	35,562,019	—	39,856,038
South Africa	—	39,602,657	—	39,602,657
South Korea	—	109,533,519	—	109,533,519
Taiwan	38,048,516	74,751,894	—	112,800,410
Thailand	—	18,533,045	—	18,533,045
Turkey	—	15,485,138	—	15,485,138
United Arab Emirates	—	7,587,167	—	7,587,167
United States	26,918,934	7,033,023	—	33,951,957
Participation Notes	—	18,463,538	—	18,463,538
Short-Term Securities	39,953,034	9,572,001	—	49,525,035

Total	$334,501,997	$582,129,178	$159	$916,631,334

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,408,508	—	—	$2,408,508
Liabilities:
Collateral on securities loaned at value	—	$(7,750,000)	—	(7,750,000)

Total	$2,408,508	$(7,750,000)	—	$(5,341,492)

During the period ended January 31, 2015, there were no transfers between levels.

4	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 25, 2015